Inventories (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Inventory, Net [Abstract]
Metals in process	$ 205	$ 267
Gold on hand (dore/bullion)	53	91
Ore stockpiles	374	512
Uranium oxide and sulfuric acid	10	11
Supplies	442	412
Total gross inventory - short-term	1,084	1,293
Less: Materials on the leach pad	(124)	(128)
Total Short-term inventory	960	1,165
Inventory, Noncurrent [Abstract]
Metals in process	489	445
Ore stockpiles	126	180
Inventory Gross Long Term	615	625
Less: Materials on the leach pad	(489)	(445)
Total Long-term inventory	$ 126	$ 180